TRANSAMERICA PRINCIPIUMSM II VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA BNY

Supplement Dated January 8, 2018

to the

Prospectus dated May 1, 2017

Effective on or about February 1, 2018, the following subaccount is hereby added to the “Appendix - Designated Investment Options” as a designated fund under the Retirement Income Max® rider.

TA BlackRock Smart Beta 50 – Service Class

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica PrincipiumSM II Variable Annuity dated May 1, 2017